Stock-Based Compensation and Stock Purchase Plans	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation and Stock Purchase Plans

Note 9 – Stock-Based Compensation and Stock Purchase Plans

Total share-based compensation expense, which includes stock options, restricted stock, stock appreciation rights (“SARs”), and restricted stock units (“RSUs”), totaled $5.2 million for the year ended December 31, 2012 (2011: $4.8 million, 2010: $5.7 million). All awards utilize the straight line method of amortization over vesting terms. RSUs and SARs can be cash settled and are accounted for as liability instruments.

The cash flows resulting from tax deductions in excess of the compensation cost recognized for share-based awards (excess tax benefits) are classified as financing cash flows. The actual tax benefit realized from share-based awards during the year ended December 31, 2011 was $2.5 million. We did not realize tax benefits from share-based awards during the years ended December 31, 2012 or 2010.

Long Term Incentive Plans

As of December 31, 2012, we had several long term incentive plans under which stock options, restricted stock, SARs and RSUs can be granted to eligible participants including employees, non-employee directors and consultants of our Company or subsidiaries:

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2010 Long Term Incentive Plan (“2010 Plan”) – Provides for the issuance of up to 1,700,000 shares of our common stock in satisfaction of stock options, SARs, restricted stock, RSUs and other stock-based awards. No more than 500,000 shares may be granted as restricted stock and no individual may be granted more than 1,000,000 stock options or SARs. In the event of a change in control, all outstanding stock options and SARs become immediately exercisable to the extent permitted by the plan, and any restrictions on restricted stock and RSUs lapse.

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2006 Long Term Incentive Plan (“2006 Plan”) – Provides for the issuance of up to 1,825,000 shares of our common stock in satisfaction of stock options, SARs and restricted stock. No more than 325,000 shares may be granted as restricted stock, and no individual may be granted more than 900,000 options or SARs and not more than 175,000 share of restricted stock during any period of three consecutive calendar years. The 2006 Plan also permits the granting of performance awards to eligible employees and consultants. In the event of a change in control, all outstanding stock options and SARs become immediately exercisable to the extent permitted by the plan, and any restrictions on restricted stock lapse.

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2004 Long Term Incentive Plan (“2004 Plan”) – Provides for the issuance of up to 1,750,000 shares of our common stock in satisfaction of stock options, SARs and restricted stock. No more than 438,000 shares may be granted as restricted stock, and no individual may be granted more than 438,000 options and not more than 110,000 share of restricted stock over the life of the plan. The 2004 Plan also permits the granting of performance awards to eligible employees and consultants. In the event of a change in control, all outstanding stock options and SARs become immediately exercisable to the extent permitted by the plan, and any restrictions on restricted stock lapse.

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2001 Long Term Stock Incentive Plan (“2001 Plan”) – Provides for the issuance of up to 1,697,000 shares of our common stock in the form of Incentive Stock Options and Non-Qualified Stock Options. No officer may be granted more than 500,000 stock options during any one fiscal year, as adjusted for any changes in capitalization, such as stock splits. In the event of a change in control, all outstanding options become immediately exercisable to the extent permitted by the plan.

Stock Options

Stock options granted under the plans must be no less than the fair market value of our common stock on the date of grant. Stock options granted under the plans generally are exercisable in varying cumulative periodic installments after one year. Stock options granted under the plans expire five to ten years from the date of grant. Stock options to purchase 85,006 common shares remained available for grant as of December 31, 2012 (2011: 507,298). Of the common shares available for grant as of December 31, 2012, all of these shares are also available for issuance in the form of restricted shares.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model which uses assumptions for the risk-free interest rate, volatility, dividend yield and the expected term of the options. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a period equal to the expected term of the option. Expected volatility is based on historical volatilities of our stock. We do not assume any dividend yield since we do not pay dividends. The expected term of options granted is the weighted average life of stock options and represents the period of time that options are expected to be outstanding.

We also consider an estimated forfeiture rate for these stock option awards, and we recognize compensation cost only for those shares that are expected to vest, on a straight-line basis over the requisite service period of the award, which is generally the vesting term of three to five years. The forfeiture rate is based on historical experience.

Stock option transactions under our various stock-based employee compensation plans are presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands, except exercise price)
Options outstanding as of December 31, 2011	3,907	$10.19
Granted	451	5.14
Exercised	(122)	(6.26)
Cancelled	(339)	(11.45)

Options outstanding as of December 31, 2012	3,897	$9.62	2.6 years	$3,064

Options exercisable as of December 31, 2012	2,516	$10.12	2.2 years	$1,040

Of the options outstanding, 2.5 million were exercisable at weighted-average exercise price of $10.12 as of December 31, 2012 (2011: 2.2 million at $10.15; 2010: 1.8 million at $10.27).

During the year ended December 31, 2012, we awarded stock options vesting over three years to purchase 451,298 of our common shares to our employees and executive officers (2011: 498,500 stock options; 2010: 477,000 stock options).

The value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

For options granted during:	2012	2011	2010

Weighted average fair value	$2.85	$5.92	$4.23
Weighted average expected life	5 years	5 years	7 years
Expected volatility(1)	67.3%	61.3%	57.6%
Risk-free interest rate	0.7%	1.8%	2.7%
Dividend yield	0%	0%	0%

(1)	Expected volatilities are based on historical volatilities of our stock.

A summary of our unvested stock option awards as of December 31, 2012, and the changes during the year then ended is presented below:

Unvested Stock Options	Outstanding	Weighted- Average Grant-Date Fair Value
	(in thousands, except fair value)
Unvested as of December 31, 2011	1,394	$5.56
Granted	451	2.86
Vested	(465)	(4.95)
Forfeited	—	—

Unvested as of December 31, 2012	1,380	4.88

The total intrinsic value of stock options exercised during the year ended December 31, 2012 was $0.3 million (2011: $1.4 million; 2010: $2.5 million). The total fair value of stock options that vested during the year ended December 31, 2012, was $1.9 million (2011: $2.7 million; 2010: $2.6 million).

As of December 31, 2012, there was $2.4 million of total future compensation cost related to unvested stock option awards that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.6 years.

Restricted Stock

Restricted stock is issued on the grant date, but cannot be sold or transferred. Restricted stock granted to directors vest one year after date of grant. Restricted stock granted to employees vest at the third year after date of grant. Vesting of the restricted stock is dependent upon the employee’s continued service to Harvest.

A summary of our restricted stock awards as of December 31, 2012, and the changes during the year then ended is presented below:

Restricted Stock	Outstanding	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2011	430,754	$8.28
Granted	2,000	5.85
Vested	(148,004)	(7.00)
Forfeited	—	—

Unvested as of December 31, 2012	284,750	8.93

During 2012, we awarded 2,000 shares of restricted stock to new hire employees as employment inducement grants under a New York Stock Exchange (“NYSE”) exception (2011: 181,050 shares to employees and directors). These awards had an aggregate fair value at their date of grant of $11,700 (2011: $2.0 million). The restricted stock is schedule to vest at the third year after date of grant for employees and one year after date of grant for directors. The value of the restricted stock that vested during the year ended December 31, 2012 was $0.8 million (2011: $3.4 million; 2010: $1.4 million). The weighted average grant date fair value of awards granted in 2011 was $11.21 and 2010 was $7.10.

As of December 31, 2012 there was $0.8 million of total future compensation cost related to unvested restricted stock awards that are expected to vest. That cost is expected to be recognized over a weighted average period of 1.2 years.

Stock Appreciation Rights (“SARs”)

All SAR awards granted to date have been granted outside of active long-term incentive plans and are held by Harvest employees. SARs granted in 2009 vest ratably over three years beginning with the third year of grant. SARs granted in 2012 vest ratably over three years beginning in the first year of grant. Vesting of SARs is dependent upon the employee’s continued service to Harvest. SAR awards are settled either in cash or Harvest common stock if available through an equity compensation plan. For recording of compensation, we assume the SAR award will be cash-settled and record compensation expense based on the fair value of the SAR awards at the end of each period.

SAR award transactions under our employee compensation plans are presented below:

Stock Appreciation Rights	SARs	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
SARs outstanding as of December 31, 2011	308,000	$4.60
Granted	707,202	5.12
Exercised	(83,000)	(4.60)
Cancelled	—	—

SARs outstanding as of December 31, 2012	932,202	$4.99	4.2 years	$3,800

SARs exercisable as of December 31, 2012	74,997	$4.60	3.5 years	$336

Of the SAR awards outstanding, 74,997 were exercisable at weighted-average exercise price of $4.60 as of December 31, 2012 (2011: 83,000 at $4.60; 2010: none).

During the year ended December 31, 2012, we awarded 707,202 SARs vesting over three years to our employees and executive officers (2011: none; 2010: none).

The value of each SAR award is estimated on the date of grant using the Black-Scholes option pricing model using the assumptions discussed above.

A summary of our unvested SAR awards as of December 31, 2012, and the changes during the year then ended is presented below:

Unvested Stock Appreciation Rights	Outstanding	Weighted- Average Fair Value
Unvested as of December 31, 2011	225,000	$5.93
Granted	707,202	6.23
Vested	(74,997)	(5.93)
Forfeited	—	—

Unvested as of December 31, 2012	857,205	6.18

The total intrinsic value of SAR awards exercised during the year ended December 31, 2012 was $0.3 million. No SAR awards were exercised during the years ended December 31, 2011 or 2010. The total fair value of SAR awards that vested during the year ended December 31, 2012, was $0.3 million (2011: $0.2 million; 2010: none).

As of December 31, 2012, there was $3.7 million of total future compensation cost related to unvested SAR awards that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.3 years.

Restricted Stock Units (“RSUs”)

All RSU awards granted to date have been granted outside of active long-term incentive plans, are held by Harvest employees and directors, and are settled either in cash or Harvest common stock if available through an equity compensation plan. RSU awards granted in 2009 vest ratably over three years beginning with the third year of grant. RSU awards granted in 2012 to employees vest at the third year after date of grant. RSU awards granted in 2012 to directors vest one year after date of grant. Vesting of the RSU awards is dependent upon the employee’s and director’s continued service to Harvest.

A summary of our RSU awards as of December 31, 2012, and the changes during the year then ended is presented below:

Restricted Stock Units	Outstanding	Weighted- Average Fair Value
Unvested as of December 31, 2011	213,000	$7.38
Granted	388,000	5.12
Vested	(70,994)	(5.68)
Forfeited	—	—

Unvested as of December 31, 2012	530,006	9.07

During 2012, we awarded 388,000 RSUs to employees (2011: none, 2010: none). These RSU awards had an aggregate fair value at their date of grant of $2.0 million (2011: none, 2010: none). The 70,994 RSU awards which vested in 2012 were settled with Harvest common stock. The value of the RSU awards that vested during the year ended December 31, 2012 was $0.4 million (2011: $0.6 million; 2010: none).

As of December 31, 2012 there was $2.7 million of total future compensation cost related to unvested RSU awards that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.0 years.

Common Stock Warrants

In connection with a $60 million term loan facility issued in November 2010, we issued (1) 1.2 million warrants exercisable at any time on or after the closing date of the term loan facility for a period of five years from the closing date on a cashless exercise basis at $15 per share until July 28, 2011, the Bridge Date, at which time the exercise price per share would be repriced to equal the lower of $15 or 120 percent of the average closing bid price of Harvest’s common stock for the 20 trading days immediately preceding the Bridge Date (“Tranche A”); (2) 0.4 million warrants exercisable at any time on or after the closing date of the term loan facility for a period of five years from the closing date on a cashless exercise basis at $20 per share until the Bridge Date, at which time the exercise price per share would be repriced to equal the lower of $15 or 120 percent of the average closing bid price of Harvest’s common stock for the 20 trading days immediately preceding the Bridge Date (“Tranche B”); and (3) 4.4 million warrants exercisable at any time on or after the Bridge Date for a period of five years from the Bridge Date on a cashless exercise basis at the lower of $15 per share or 120 percent of the average closing price of Harvest’s common stock for the 20 trading days immediately preceding the Bridge Date (“Tranche C”) (“collectively “the Warrants”). Tranche C was redeemable by Harvest for $0.01 per share at any time prior to the Bridge Date in conjunction with the repayment of the loan prior to the Bridge Date.

On May 17, 2011, in connection with the payment of the term loan facility, we redeemed all of Tranche C at $0.01 per share. The cost to redeem Tranche C ($44,000) was expensed to loss on extinguishment of debt in the six months ended June 30, 2011.

On July 28, 2011, the Bridge Date, Tranche A and Tranche B were repriced to $14.78 per warrant which is the lower of $15 or 120 percent of the average closing bid price of Harvest’s common stock for the 20 trading days immediately preceding the Bridge Date.

The Warrants include anti-dilution provisions which adjust the number of warrants and the exercise price per warrant based on the issuance of additional shares. The induced conversions related to the $32 million senior convertible notes triggered the anti-dilution provision which resulted in the issuance of 118,327 additional warrants in the year ended December 31, 2012 (2011: 2,007 additional warrants). In addition, the exercise price per share for all Warrants was repriced to $13.75 per warrant. The Warrants are classified as a liability on our consolidated balance sheets and marked to market. See Note 3 – Summary of Significant Accounting Policies, Restatement of Prior Period Financial Statements.

In the occurrence of a fundamental change, we are required to repurchase the Warrants at the higher of (1) the fair market value of the warrant and (2) a valuation based on a computation of the option value of the Warrant using the Black-Scholes calculation method using the assumptions described in the Warrant Agreement. A fundamental change is defined as “the occurrence of one of the following events: a) a person or group becomes the direct or indirect owner of more than 50% of the voting power of the outstanding common stock, b) a merger event or similar transaction in which the majority owners before the transaction fail to own a majority of the voting power of the Company after the transaction, and c) approval of a plan of liquidation or dissolution of the Company or sale of all or substantially all of the Company’s assets.”

In connection with the 11 percent senior unsecured notes issued October 11, 2012, we issued warrants to purchase up to 0.7 million share of our common stock with an exercise price of $10.00 per share. The warrants can be exercised at any time up until the three-year anniversary of the closing. The Black-Scholes option pricing model was used in pricing the warrants. The fair value of the warrants, $2.8 million, is classified as a discount on debt with a corresponding credit to additional paid in capital on our consolidated balance sheet at December 31, 2012.

The dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding at December 31, 2012 were:

			Warrants
Date Issued	Expiration Date	Exercise Price	Issued	Outstanding
			(warrants in thousands)
November 2010	November 2015	$13.75	1,600	1,600
October 2011	November 2015	13.75	2	2
March 2012	November 2015	13.75	73	73
August 2012	November 2015	13.75	30	30
October 2012	November 2015	13.75	15	15
October 2012	October 2015	10.00	687	687

			2,407	2,407